Goodwill and Other Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Other Intangible Assets, Net [Abstract]
Amortization expenses	$ 64	$ 63	$ 106
Intangible assets amortized method	Straight-line method